Prepayment and Other Assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepayment and Other Assets [Abstract]
Schedule of Prepayments, Other Current Assets and Non-Current Assets

The prepayments, other current assets and non-current assets, consisted of the following:

	As of
	December 31, 2023	December 31, 2024
Current:
Recoverable value-added taxes(a)	$28,131	$26,477
Prepayment	11,715	41,863
Others	6,580	490
Prepayments and other current assets	$46,426	$68,830
Non-current:
Deferred offering cost	832,561	—
Deposits(b)	14,468	—
Non-current assets	$847,029	$—

(a)	Recoverable value-added taxes represent the balances that the Company can utilize to deduct its value-added tax liabilities within the next 12 months.
(b)	Deposit mainly represents the refundable deposits to the lessors for the leased office space.